Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Goodwill deductible for income tax purposes	$ 122
Amortization expense, intangible assets	294	292	292
Amortization expense, computer software	$ 151	$ 152	$ 156